Concentration of Credit risk	6 Months Ended
Sep. 30, 2025
Concentration of Credit risk [Abstract]
Concentration of Credit risk

Note 21 — Concentration of Credit risk

(1)   Major customers

For the six months ended September 30, 2025, one customer C accounted for approximately 13% of the Company’s total revenue. For the six months ended September 30, 2024, customers A, C, and F are accounted for approximately 18%, 15%, and 18% of the Company’s total revenue, respectively.

As of September 30, 2025, four customers A, B, H and C from the Company’s distribution of console game segment and game publishing segment accounted for approximately 34%, 17%, 17% and 12% of the total balance of accounts receivable, respectively. As of March 31, 2025, customers A, B, E and C from the Company’s distribution of console game segment and game publishing segment accounted for approximately 31%, 17%, 17% and 12% of the total balance of accounts receivable, respectively.

(2)   Major vendors

For the six months ended September 30, 2025, one vendor a accounted for approximately 24% of the Company’s total cost of goods sold. For the six months ended September 30, 2024, three vendors a, b and e accounted for approximately 45%, 16% and 16% of the Company’s total cost of goods sold, respectively.

As of September 30, 2025, two vendors e and a accounted for approximately 14% and 13% of the Company’s total balance of accounts payable, respectively. As of March 31, 2025, vendors h, a, and e accounted for approximately 46%, 16% and 16% of the Company’s total balance of accounts payable, respectively.

(3)   Credit risk

Financial instruments that are potentially subject to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $58,126 (SGD 75,000) per account. As of September 30, 2025 and March 31, 2025, the Company had cash balance of $12,496,987 and $17,323,837, respectively, maintained at DI Scheme banks in Singapore, of which $11,389,566 and $16,379,947 were subject to credit risk, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of $102,816 (HKD 800,000) if the bank with which an individual/a Company holds its eligible deposit fails. As of September 30, 2025 and March 31, 2025, cash balance of $362,604 and $427,289, respectively, was maintained at financial institutions in Hong Kong, of which $175,099 and $218,660 were subject to credit risk, respectively. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to $59,439 (MYR 250,000) per depositor per insured bank. As of September 30, 2025 and March 31, 2025, the Company had cash balance of $1,341,525 and $110,745, respectively, maintained at banks in Malaysia, of which $1,116,677 and $50,485 were subject to credit risk, respectively. The Brazilian Deposit Insurance System (FGC) provides deposit insurance coverage of up to $46,932 (BRL 250,000) per depositor per financial institution. As of September 30, 2025 and March 31, 2025, the Company had cash balances of $421 and $7,526 maintained in Brazilian financial institutions, respectively, none of which was subject to credit risk. The China’s Deposit Insurance Fund (DIF) provides deposit insurance coverage of up to $70,235 (RMB 500,000) per depositor per financial institution. As of September 30, 2025 and March 31, 2025, the Company had cash balances of $177,767 and $377,982 maintained in China’s financial institutions, respectively, of which $107,532 and $309,048 were subject to credit risk, respectively. The Japan Deposit Insurance Corporation of Japan (DICJ) provides deposit insurance coverage of up to $67,581 (JYP 10,000,000) per depositor per financial institution. As of September 30, 2025 and March 31, 2025, the Company had cash balance of $5,939 and nil maintained in Japan’s financial institutions, respectively, none of which was subject to credit risk. The Thailand Deposit Protection Agency (DPA) provides deposit insurance coverage of up to $30,798 (THD 1,000,000) per depositor per financial institution. As of September 30, 2025 and March 31, 2025, the Company had cash balance of $2,256,529 and nil maintained in Thailand’s financial institutions, respectively, of which $2,158,379 and nil were subject to credit risk, respectively. The Dubai Deposit Guarantee Scheme (DGS) provides deposit insurance coverage of up to $136,129 (AED 500,000) per depositor per financial institution. As of September 30, 2025 and March 31, 2025, the Company had cash balance of $845 and nil maintained in Dubai’s financial institutions, respectively, of which $845 and nil were subject to credit risk, respectively.

While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.